Modification of Earlier Arrangement and Acquisition of Sri Sai (Details) - Schedule of Financial Statements of New Accounting Policy - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Non-current assets
Intangible (Customer Acquisition, net of amortisation)		$ 35,186,496
Deferred tax assets		537,915
Other receivables		50,939,090
Total of assets		86,663,501
Liabilities Items
Customer Acquisition List Payable, net of current portion		(29,146,665)
Less: Part Payment made towards Customer Acquisition		(395,209)
Net of payments		(28,751,456)
Deferred tax liability		(2,297,717)
Other financial liabilities
Interest on tax payable		(845,791)
CSR expenses payable		(206,619)
Statutory liabilities		(7,790,691)
Customer acquisition payable		(29,146,665)
Current tax liability		(3,305,308)
Total of liabilities		(72,344,247)
Net balances adjusted
Retained earnings (refer to Consolidated Statement of Changes in Equity))	4,518,954	12,148,403
Adjustment [Member]
Non-current assets
Intangible (Customer Acquisition, net of amortisation)		(35,186,496)
Deferred tax assets		(537,915)
Other receivables		(50,939,090)
Total of assets		(86,663,501)
Liabilities Items
Net of payments		28,751,456
Deferred tax liability		2,297,717
Other financial liabilities
Interest on tax payable		845,791
Statutory liabilities		7,997,310
Customer acquisition payable		29,146,665
Current tax liability		3,305,308
Total of liabilities		72,344,247
Net balances adjusted		(14,319,254)
Retained earnings (refer to Consolidated Statement of Changes in Equity))		$ (14,319,254)
Post Adjustment [Member]
Non-current assets
Intangible (Customer Acquisition, net of amortisation)
Deferred tax assets
Other receivables
Total of assets
Liabilities Items
Customer Acquisition List Payable, net of current portion
Less: Part Payment made towards Customer Acquisition
Net of payments
Other financial liabilities
CSR expenses payable
Statutory liabilities
Current tax liability
Total of liabilities
Net balances adjusted
Retained earnings (refer to Consolidated Statement of Changes in Equity))	$ (2,170,851)